Expense Example - ClearBridge Variable Appreciation Portfolio	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213